Taxes on Income (Details Textual) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Aug. 13, 2013	Dec. 22, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Taxes on Income (Textual)
Income tax rate			23.00%	24.00%	25.00%
Tax loss carry forward			$ 31,234
Capital loss			716
Net change in total valuation allowance			$ 20
Tax credit carryforward, description	The tax rate on preferred income from a preferred enterprise in 2014-2016 will be 9% in certain areas in Israel ("Development Area A") and 16% in other areas. In 2017, the tax rate at Development Area A was reduced to 7.5%.
Subject to tax at a rate			4.00%
Companies foreign currency exchange rate			90.00%
U.S. subsidiary [Member]
Taxes on Income (Textual)
Income tax rate			21.00%
Tax loss carry forward			$ 7,682
Tax credit carryforward, description		U.S. federal corporate tax rate decrease from 35% to 21% effective for tax years beginning after December 31, 2017.	Such losses are available to offset any future U.S. taxable income of the U.S. subsidiary and will expire in the years 2019-2026 for federal tax purposes.
Brazilian subsidiary [Member]
Taxes on Income (Textual)
Income tax rate			34.00%
Tax loss carry forward			$ 3,336
Maximum offset percentage of taxable income for tax period			30.00%
Indian subsidiary [Member]
Taxes on Income (Textual)
Income tax rate			25.00%
Research and Development Expense [Member]
Taxes on Income (Textual)
Tax loss carry forward			$ 8,837
Development area A [Member]
Taxes on Income (Textual)
Income tax rate			7.50%
Other areas [Member]
Taxes on Income (Textual)
Income tax rate			12.00%